Property plant and equipment net (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property, plant, and equipment, net
Depreciation expenses	$ 1,389,926	$ 1,564,673	$ 1,365,830